Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

(7) Property, plant and equipment, net

As of June 30, 2025, and 2024, property, plant and equipment, net consisted of the following:

	2025	2024
	$	$
Buildings	7,150,692	7,185,353
Leasehold improvements	3,324,535	3,253,163
Plant and machinery	10,934,844	13,533,299
Motor vehicles	330,058	390,841
Office equipment	1,498,352	1,813,396
Total	23,238,481	26,176,052
Less: accumulated depreciation	(15,662,407)	(18,383,217)
impairment loss	(128,869)	-
Property, plant and equipment, net	7,447,205	7,792,835

Depreciation was US$848,028, US$1,206,371 and US$1,556,069 for the years ended June 30, 2025, 2024 and 2023, respectively. Impairment loss was US$128,869, nil and nil for the years ended June 30, 2025, 2024 and 2023, respectively.